Goodwill (Tables)	12 Months Ended
Dec. 31, 2017
Schedule of changes in the carrying amount of goodwill

The changes in the carrying amount of goodwill were as follows:

RMB
Balance as of January 1, 2016	617,863
Goodwill acquired in business combinations (note 3)	277,492
Foreign exchange effect	48,567

Balance as of December 31, 2016	943,922

Foreign exchange effect	(4,206)

Balance as of March 31, 2017	939,716

	Utility Products and Related Services	Mobile Entertainment	Others	Total
	RMB	RMB	RMB	RMB
Balance as of March 31, 2017	541,543	398,173	—	939,716
Goodwill acquired in business combinations (note 3)	—	—	12,928	12,928
Deconsolidation of News Republic	—	(278,131)	—	(278,131)
Foreign exchange effect	(22,958)	(17,398)	—	(40,356)

Balance as of December 31, 2017	518,585	102,644	12,928	634,157

Balance as of December 31, 2017 in US$	79,705	15,776	1,987	97,468